Summary of Movements in Ordinary Share Capital (Parenthetical) (Details) $ in Millions	Jul. 10, 2018 USD ($)
Placement Agreement | Major ordinary share transactions [member]
Disclosure Of Classes Of Share Capital [Line Items]
Placement of shares	$ 10.0